DISCONTINUED OPERATION (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of assets and liabilities of the disposal group are classified as held for sale
Assets and liabilities of the Disposal Group are classified as held for sale as of December 31, 2014 and 2015 and are comprised of the following:

	December 31,
	2014	2015
Current assets:
Cash and cash equivalents	$17,818	$127,712
Accounts receivable, net of allowance for doubtful accounts of $1,690,317 and $512,517 as of December 2014 and 2015, respectively	18,940,000	11,540,775
Amount due from a related party (Note)	308,276	250,677
Prepaid expenses and other current assets	2,286,387	3,353,056
Fixed assets, net	2,077,022	1,188,040
Investment under equity method	153,660	164,618

Total assets of the disposal group classified as held for sale in the Consolidated Balance Sheets	$23,783,163	$16,624,878

Current liabilities:
Accounts payable	$2,509,420	$855,909
Accrued expenses and other current liabilities	1,019,516	1,283,619

Total liabilities of the disposal group classified as held for sale in the Consolidated Balance Sheets	$3,528,936	$2,139,528

Schedule of discontinued operations, net of income tax
	Year ended December 31,
	2013	2014	2015

Advertising service revenue to third-parties	$49,558,469	$50,197,097	$36,627,419
Advertising equipment revenue to related parties	1,139,078	931,444	891,771
Advertising service cost to third-parties	(41,974,817)	(44,173,428)	(24,883,087)
Selling and marketing expenses	(5,039,274)	(4,889,498)	(3,871,035)
General and administrative expenses	(258,269)	(3,010,454)	(1,394,838)
Share of profits from equity method investee	16,805	55,831	18,991
Interest income	63	65	299

Income (loss) from discontinued operations before income taxes	3,442,055	(888,943)	7,389,520
Income tax expense	-	-	-

Discontinued operations, net of income tax	$3,442,055	$(888,943)	$7,389,520

Summary of cash flow information for discontinued operations
	Year ended December 31,
	2013	2014	2015

Net cash provided by (used in) operating activities	$6,155,890	$1,838,411	$(2,315,406)
Net cash used in investing activities	(5,653,461)	(333,839)	(252,121)
Net cash from financing activities	-	-	-